Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Information about the Company's Segment

The table below provides information about the Company’s segment:

	For the year ended December 31,
	2025	2024
Segment revenues:	$50,271,558	$37,719,270
Operating expenses:
Cost of goods sold	(38,418,852)	(28,309,509)
Online platform fees	(4,106,080)	(3,182,658)
Professional services	(3,234,870)	(2,622,118)
Salaries and benefits	(1,131,454)	(877,882)
Freight expenses	(471,002)	(195,294)
Rent or lease expense	(325,383)	(731,858)
Depreciation and amortization expenses	(308,676)	(91,424)
Material consumption expenses	(283,525)	(151,022)
Exhibition expenses	(215,035)	(261,183)
Office expense	(197,551)	(81,110)
Expenses of taxation	(110,046)	(9,640)
Other operating expenses	(181,951)	(170,482)
Total operating expenses	(48,984,425)	(36,684,180)
Income from operations	1,287,133	1,035,090
Interest income/(expense), net	104,500	109,405
Other gain/(loss), net	(129,473)	(206,527)
Total other income/(loss), net	1,262,160	937,968
Income tax expenses	(213,739)	(75,998)
Segment net income/(Loss)	$1,048,421	$861,970